Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 27, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class R
Prospectus [Line Items]
Average Annual Return, Percent	[1]		3.71%	3.28%	4.91%
Performance Inception Date		Sep. 30, 2025
Class R | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		2.53%	1.72%	3.27%
Class R | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		3.09%	2.57%	3.69%
Class A
Prospectus [Line Items]
Performance Inception Date		Aug. 07, 1989
S&P Composite 1500® Health Care Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			2.81%	7.70%	9.18%
MSCI World Health Care Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.13%	6.18%	7.33%
MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			18.67%	11.17%	9.95%

[1]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value restated to reflect the higher 12b-1 fees applicable to Class R shares. The inception date of the Fund's Class A shares is August 7, 1989. Although invested in the same portfolio of securities, Class R shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.